Schedule of finance costs (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Hire purchase liabilities	$ 594	$ 1,111
Lease liabilities	42,250	45,497
Finance costs	$ 42,844	$ 46,608